Income Taxes (Valuation Allowance Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Valuation allowance increase	$ 10.1	$ 11.1